SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of property and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2022
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	5 years
Computer Equipment and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	7 years
Computer Equipment and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (Years)	10 years